Property and Equipment, Net - Depreciation of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	$ 182	$ 133	$ 385
Cost of Revenues [Member]
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	180
Sales and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	1
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	$ 1